OMB APPROVAL
UNITED STATES	OMB Number: 3235-0582
SECURITIES AND EXCHANGE COMMISSION	Expires: March 31, 2006
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1596

FPA Capital Fund, Inc.
(Exact name of registrant as specified in charter)

	11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA	90064
	(Address of principal executive offices)	(Zip code)

J. Richard Atwood, Treasurer

FPA Capital Fund, Inc.

11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:	310-473-0225

Date of fiscal year end:	3/31/04

Date of reporting period:	6/30/04

Item 1.           Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The Shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

Issuer	Ticker	CUSIP	Mtg Date	Matter	Issr or Shdr Proposal	Voted Y/N	How Voted	For or Against Mgmt
Apria Healthcare Group, Inc.	AHG	037933108	7/17/2003	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the company’s 2003 performance incentive compensation plan	Issuer	Y	Against	Against

Centex Corp./3333 Holding Corp.	CTX	152312104	7/17/2003	1. Election of Directors (Centex/3333 Holding)	Issuer	Y	For	For
				2. Approval of the 2003 annual incentive compensation plan (Centex)	Issuer	Y	For	For
				3. Approval of the Centex Corporation 2003 equity incentive plan	Issuer	Y	For	For
				4. Ratification of the appointment of independent auditor for 2004 (Centex)	Issuer	Y	For	For
				5. Ratification of the appointment of independent auditor for 2004 (3333 Holding)	Issuer	Y	For	For

DRS Technologies, Inc.	DRS	23330X100	8/6/2003	1. Election of Directors	Issuer	Y	For	For
				2. Approve the auditor ratification	Issuer	Y	For	For

Fleetwood Enterprises, Inc.	FLE	339099103	9/9/2003	1. Election of Directors	Issuer	Y	For	For
				2. Proposal regarding the annual election of the entire board of directors	Shareholder	Y	Against	For

International Aluminum Corporation	IAL	458884103	10/30/2003	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the selection of PricewaterhouseCoopers LLP as the independent accountants of the corporation	Issuer	Y	For	For

Qwest Communications International Inc.	Q	749121109	12/16/2003	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the Qwest Communications International Inc. amended and restated employee stock purchase plan	Issuer	Y	For	For
				3. Proposal requesting we exclude “pension credits” from net income when determining annual or short-term incentive compensation for executive officers	Shareholder	Y	For	For
				4. Proposal requesting we take necessary steps to declassify the board of directors	Shareholder	Y	For	For

				5. Proposal requesting shareholder approval for certain future severance agreements to executive officers	Shareholder	Y	For	For
				6. Proposal requesting the substantial majority of the board of directors be “independent”	Shareholder	Y	Against	For
				7. Proposal requesting all future stock option grants to senior executives be performance based	Shareholder	Y	Against	For
				8. Proposal requesting that some portion of future stock option grants to senior executives be performance based	Shareholder	Y	Against	For
				9. Proposal requesting the expensing in annual income statements of the cost of future stock option grants	Shareholder	Y	For	Against

Thor Industries, Inc.	THO	885160101	12/9/2003	1. Election of Directors	Issuer	Y	For	For
				2. Amendment to the company’s certificate of incorporation to increase the authorized number of shares of common stock from 40,000,000 to 250,000,000	Issuer	Y	For	For
				3. Approval of Thor Industries, Inc. annual incentive plan	Issuer	Y	For	For

Avnet, Inc.	AVT	053807103	11/6/2003	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the 2003 stock compensation plan	Issuer	Y	For	For
				3. Approval to amend the Avnet employee stock purchase plan	Issuer	Y	For	For
				4. Ratification of the appointment of KPMG LLP as independent public accountants for the fiscal year ending July 3, 2004	Issuer	Y	For	For

Dycom Industries, Inc.	DY	267475101	11/25/2003	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the company’s 2003 long-term incentive plan	Issuer	Y	For	For

Zale Corporation	ZLC	988858106	11/6/2003	1. Election of Directors	Issuer	Y	For	For

				2. To approve the Zale Corporation 2003 stock incentive plan	Issuer	Y	For	For
				3. To approve the Zale Corporation executive bonus plan	Issuer	Y	For	For
				4. To ratify the appointment of KPMG LLP as the company’s independent public accountants for the fiscal year ending July 31, 2004	Issuer	Y	For	For

DRS Technologies, Inc.	DRS	23330X100	1/22/2004	1. To amend DRS’s certificate of incorporation, as amended, to increase its authorized common stock from 30,000,000 shares to 50,000,000 shares	Issuer	Y	For	For

2. To amend and restate DRS’s 1996 omnibus plan, as amended, to (I) increase the maximum number of shares available for awards from 3,875,000 to 5,875,000 and (II) make the other changes set forth in the form of proposed amended and restated plan attached as Exhibit B to the proxy statement, dated December 22, 2003

					Issuer	Y	For	For

Hutchinson Technology Incorporated	HTCH	448407106	1/28/2004	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of Deloitte & Touche LLP as independent public accountants for the 2004 fiscal year	Issuer	Y	For	For

Joy Global Inc.	JOYG	481165108	2/24/2004	1. Election of Directors	Issuer	Y	For	For

American Greetings Corporation	AM	026375105	6/25/2004	1. Election of Directors	Issuer	Y	For	For
				2. To increase the number of common shares available for issuance under the company’s 1997 equity and performance incentive plan from 12,500,000 to 17,000,000	Issuer	Y	For	For

Angelica Corporation	AGL	034663104	5/25/2004	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the amendment and restatement of the Angelica Corporation 1999 performance plan	Issuer	Y	For	For
				3. Re-affirmation of the performance goals under the Angelica Corporation 1999 performance plan	Issuer	Y	For	For
				4. Approval of the 2004 equity incentive plan for non-employee directors of Angelica Corporation	Issuer	Y	For	For

Apria Healthcare Group, Inc.	AHG	037933108	4/21/2004	1. Election of Directors	Issuer	Y	For	For

Arrow Electronics, Inc.	ARW	042735100	5/27/2004	1.Election of Directors	Issuer	Y	For	For
				2. Approval of the adoption of the Arrow Electronics, Inc. 2004 omnibus incentive plan	Issuer	Y	For	For
				3. Ratification of the appointment of Ernst & Young LLP as Arrow’s independent auditors for the fiscal year ending December 31, 2004	Issuer	Y	For	For

Big Lots, Inc.	BLI	089302103	5/18/2004	1. Election of Directors	Issuer	Y	For	For

Champion Enterprises, Inc.	CHB	158496109	4/27/2004	1. Election of Directors	Issuer	Y	For	For

Charming Shoppes, Inc.	CHRS	161133103	6/24/2004	1. Election of Directors	Issuer	Y	For	For
				2. Proposal to approve the 2004 stock award and incentive plan	Issuer	Y	For	For

Coachmen Industries, Inc.	COA	189873102	4/29/2004	1. Election of Directors	Issuer	Y	For	For

Ensco International Incorporated	ESV	26874Q100	5/11/2004	1. Election of Directors	Issuer	Y	For	For

Exabyte Corporation	EXBT.U	300615101	6/11/2004	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of Ehrhardt Keefe Steiner & Hottman P.C. as independent auditors for the year ending December 31, 2004	Issuer	Y	For	For
				3. Approve a new employee stock option plan	Issuer	Y	Against	Against

4. Approve amendments to the restated certificate of incorporation to effect a reverse split of outstanding common stock pursuant to which any whole number of outstanding shares between and including two and 15 would be combined into one share of common stock, as more fully described in the proxy statement

					Issuer	Y	For	For

Fleetwood Enterprises, Inc.	FLE	339099103	4/12/2004	1. Adoption of a certificate of amendment to the company’s restated certificate of incorporation that would increase the number of authorized shares of common stock from 75,000,000 to 150,000,000	Issuer	Y	For	For

Foot Locker, Inc.	FL	344849104	5/26/2004	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of appointment of independent accountants	Issuer	Y	For	For

Horace Mann Educators Corporation	HMN	440327104	5/25/2004	1. Election of Directors	Issuer	Y	For	For

Michaels Stores, Inc.	MIK	594087108	6/17/2004	1. Election of Directors	Issuer	Y	For	For

				2. Ratification of the audit committee’s selection of Ernst & Young LLP as independent auditors for fiscal 2004	Issuer	Y	For	For
				3. Adoption of the amendment to the restated certificate of incorporation	Issuer	Y	For	For

National-Oilwell, Inc.	NOI	637071101	5/19/2004	1. Election of Directors	Issuer	Y	For	For

Oregon Steel Mills, Inc.	OS	686079104	4/29/2004	1. Election of Directors	Issuer	Y	For	For
				2. Proposal to hire proxy advisory firm	Shareholder	Y	For	Against

Patterson-UTI Energy, Inc.	PTEN	703481101	6/29/2004	1. Election of Directors	Issuer	Y	For	For
				2. Approve an amendment to the company’s restated certificate of incorporation to increase the number of authorized shares of common stock	Issuer	Y	For	For
				3. Re-approve the criteria upon which performance objectives are currently based in the amended and restated 1997 long-term incentive plan	Issuer	Y	For	For

4. Approve an amendment to the company’s amended and restated 1997 long-term incentive plan to increase the aggregate annual amount of cash that may be received as a performance award by a participant and to amend the criteria upon which performance objectives are currently based in that plan

					Issuer	Y	For	For
				5. Ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the company for the fiscal year ending December 31, 2004	Issuer	Y	For	For

Qwest Communications International Inc.	Q	749121109	5/25/2004	1. Election of Directors	Issuer	Y	For	For
				2. Proposal to amend the restated certificate of incorporation to declassify the board of directors and to allow for the removal of directors without cause	Issuer	Y	For	For
				3. Proposal requesting amendment of the bylaws to require that an independent director who has not served as CEO serve as chairman	Shareholder	Y	Against	For
				4. Proposal requesting shareholder approval for certain benefits for senior executives under the non-qualified pension or supplemental executive retirement plans	Shareholder	Y	Against	For

5. Proposal requesting amendment of governance guidelines to provide that shareholders nominate directors such that a two-thirds majority of directors would be “independent” under the standards adopted by the council of institutional investors

					Shareholder	Y	Against	For

Reebok International Ltd.	RBK	758110100	5/4/2004	1. Election of Directors	Issuer	Y	For	For
				2. Approve amendments to the 2001 equity incentive and director deferred compensation plan, which include the issuance of up to 3,000,000 additional new shares of common stock	Issuer	Y	For	For
				3. Ratify the appointment of Ernst & Young LLP as the company’s independent auditors to serve for 2004	Issuer	Y	For	For

Ross Stores, Inc.	ROST	778296103	5/20/2004	1. Election of Directors	Issuer	Y	For	For
				2. Approve the Ross Stores, Inc. 2004 equity incentive plan	Issuer	Y	For	For
				3. Approve an amendment to the certificate of incorporation to increase the number of authorized shares of common stock from 300,000,000 to 600,000,000	Issuer	Y	For	For
				4. Ratify the appointment of Deloitte & Touche LLP as the company’s independent certified public accountants for the fiscal year ending January 29, 2005	Issuer	Y	For	For

Rowan Companies, Inc.	RDC	779382100	4/23/2004	1. Election of Directors	Issuer	Y	For	For

Trinity Industries, Inc.	TRN	896522109	5/10/2004	1. Election of Directors	Issuer	Y	For	For
				2. Approve the company’s 2004 stock option and incentive plan	Issuer	Y	For	For
				3. Approve ratification of Ernst & Young LLP as independent auditors for the fiscal year ending December 31, 2004	Issuer	Y	For	For

Westcorp	WES	957907108	4/26/2004	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the Westcorp long term incentive plan	Issuer	Y	For	For
				3. Approval of the amendment of the articles of incorporation and bylaws of Westcorp to declassify the board of directors	Issuer	Y	For	For
				4. Ratification of the appointment of independent accountants Ernst & Young LLP	Issuer	Y	For	For

WFS Financial Inc.	WFSI	92923B106	4/26/2004	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the amendment to the articles of incorporation of WFS Financial Inc. to declassify the board of directors	Issuer	Y	For	For
				3. Ratification of the appointment of independent accountants Ernst & Young LLP	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FPA Capital Fund, Inc.

By (Signature and Title)*	/s/ J. Richard Atwood, Treasurer

Date	8/20/04

* Print the name and title of each signing officer under his or her signature.